SEGMENT REPORT (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Manufacturing [Member] CNY	Dec. 31, 2012 Manufacturing [Member] CNY	Dec. 31, 2013 Solar Projects [Member] CNY	Dec. 31, 2012 Solar Projects [Member] CNY	Dec. 31, 2013 Intersegment Eliminations [Member] CNY	Dec. 31, 2012 Intersegment Eliminations [Member] CNY
Segment Reporting Information [Line Items]
Revenues	$ 1,169,340,819	7,078,838,515	4,794,768,449	7,384,951,444	7,369,293,690	4,909,005,407	76,719,737	1,607,066	(367,174,912)	(115,844,024)	[1]
Gross Profit	237,433,538	1,437,351,407	232,237,115	1,149,851,154	1,440,916,302	237,322,339	45,863,937	(3,986,799)	(49,428,832)	(1,098,425)	[1]
Interest expenses, net	(36,899,236)	(223,376,902)	(221,719,806)	(182,502,237)	(209,340,372)	(221,719,806)	(14,036,530)				[1]
Income/(Loss) before income taxes	38,594,463	233,639,303	(1,552,717,375)	354,398,624	282,959,050	(1,526,557,907)	19,467,078	(25,061,043)	(68,786,825)	(1,098,425)	[1]
Total assets	$ 1,752,849,511	10,611,225,071	8,372,320,321		10,309,643,591	7,719,329,082	2,218,556,658	798,992,874	(1,916,975,178)	(146,001,635)	[2]

[1]	Elimination refers to the elimination of revenue and profit from the sale of solar modules from the manufacturing segment to the solar project segment.
[2]	Elimination refers to the elimination of unsettled receivables of the manufacturing segment and unsettled payables of the solar projects segment resulting from the above sales of solar modules.